UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Salomon Brothers Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING

MARKETS DEBT FUND INC.

FORM N-Q

JULY 31, 2004

Salomon Brothers Emerging Markets Debt Fund Inc.

Schedule of Investments	July 31, 2004

Face Amount	Security	Market Value
Sovereign Bonds — 89.5%
Argentina — 2.3%
	Republic of Argentina:
$19,010,000	Discount Bond, Series L-GL, 2.4375% due 3/31/23 (a)(b)	$9,742,625
10,000,000	Series L-GP, 6.000% due 3/31/23 (a)	5,137,500
		14,880,125
Brazil — 25.9%
	Federal Republic of Brazil:
7,000,000	10.500% due 7/14/14	7,000,000
2,000,000	12.750% due 1/15/20	2,230,000
9,190,000	10.125% due 5/15/27	8,560,485
56,465,000	12.250% due 3/6/30 (c)	60,982,200
4,765,000	11.000% due 8/17/40	4,676,847
82,809,290	C Bond, 8.000% due 4/15/14 (c)	78,125,389
7,411,750	DCB, Series L, 2.125% due 4/15/12 (b)	6,452,855
		168,027,776
Bulgaria — 1.0%
5,500,000	Republic of Bulgaria, 8.250% due 1/15/15	6,558,750
Colombia — 5.3%
	Republic of Colombia:
2,550,000	10.750% due 1/15/13	2,852,812
4,725,000	11.750% due 2/25/20	5,449,106
9,765,000	8.125% due 5/21/24	8,349,075
17,200,000	10.375% due 1/28/33	17,630,000
		34,280,993
Costa Rica — 2.5%
	Republic of Costa Rica:
6,000,000	6.548% due 3/20/14	5,190,000
9,750,000	9.995% due 8/1/20	10,773,750
		15,963,750
Dominican Republic — 0.5%
4,545,000	Dominican Repulic, 9.500% due 9/27/06	3,476,925
Ecuador — 5.2%
	Republic of Ecuador:
30,355,000	12.000% due 11/15/12	28,685,475
6,690,000	7.000% due 8/15/30 (b)	4,987,395
		33,672,870
El Salvador — 0.3%
1,925,000	Republic of El Salvador, 7.750% due 1/24/23	2,028,469
Malaysia — 0.1%
750,000	Malaysia, 8.750% due 6/1/09	889,378
Mexico — 7.3%
	United Mexican States:
12,360,000	6.375% due 1/16/13	12,619,560
27,375,000	8.300% due 8/15/31	29,653,969
5,000,000	7.500% due 4/8/33	5,001,250
		47,274,779
Panama — 3.7%
	Republic of Panama:
13,850,000	9.375% due 1/16/23	14,473,250
10,000,000	8.125% due 4/28/34	9,500,000
		23,973,250
Peru — 3.3%
	Republic of Peru:
6,200,000	9.875% due 2/6/15	6,672,750
11,675,000	8.750% due 11/21/33	10,522,094
5,000,000	FLIRB, 4.500% due 3/7/17 (b)	4,156,250
		21,351,094

See Notes to the Schedule of Investments

Salomon Brothers Emerging Markets Debt Fund Inc.

Schedule of Investments (continued)	July 31, 2004

Face Amount	Security	Market Value
Philippines — 4.8%
	Republic of Philippines:
$3,500,000	9.875% due 1/15/19	$3,622,500
25,125,000	10.625% due 3/16/25	27,260,625
		30,883,125
Russia — 18.2%
	Russian Federation:
13,390,000	11.000% due 7/24/18	16,971,825
2,575,000	12.750% due 6/24/28	3,765,937
106,425,000	5.000% due 3/31/30 (b)(c)	97,777,969
		118,515,731
South Africa — 0.4%
2,350,000	Republic of South Africa, 9.125% due 5/19/09	2,746,563
Turkey — 5.3%
	Republic of Turkey:
2,100,000	11.750% due 6/15/10	2,478,000
23,240,000	11.500% due 1/23/12	27,365,100
1,725,000	11.000% due 1/14/13	1,996,687
1,950,000	9.500% due 1/15/14	2,086,500
365,000	11.875% due 1/15/30	466,288
		34,392,575
Venezuela — 3.4%
	Repulic of Venezuela:
8,125,000	5.375% due 8/7/10	6,753,906
17,500,000	9.375% due 1/13/34	15,443,750
		22,197,656
	Total Sovereign Bonds (Cost — $611,142,516)	581,113,809
Loan Participations (b)(d) — 2.0%
Morocco — 2.0%
13,432,500	Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (CS First Boston Inc. , J.P. Morgan Chase & Co, and Merrill Lynch, Pierce, Fenner & Smith Inc.) (Cost — $13,281,673)	13,247,803
Corporate Bonds — 6.8%
Germany — 1.6%
10,000,000	Aries Vermogensverwaltungs GmbH, 9.600% due 10/25/14 (e)	10,625,000
Mexico — 5.2%
28,825,000	Petroleos Mexicanos, 9.500% due 9/15/27 (c)	33,653,188
	Total Corporate Bonds (Cost — $44,734,550)	44,278,188
Repurchase Agreements — 1.7%
3,000,000	Deutsche Bank Securities Inc. dated 7/30/04, 1.340% due 8/2/04; Proceeds at maturity — $3,000,335; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 7.125% due 8/3/04 to 3/15/31; Market value — $3,060,004)	3,000,000
2,194,000	Goldman Sachs Group Inc. dated 7/30/04, 1.360% due 8/2/04; Proceeds at maturity — $2,194,249; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.750% due 9/2/04 to 1/15/25; Market value — $2,237,883)	2,194,000
3,000,000	Morgan Stanley dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $3,000,338; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.440% due 9/15/04 to 8/6/38; Market value — $3,089,760)	3,000,000
3,000,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $3,000,338; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $3,060,017)	3,000,000
	Total Repurchase Agreements (Cost — $11,194,000)	11,194,000
	Total Investments — 100.0% (Cost — $680,352,739*)	$649,833,800

See Notes to the Schedule of Investments

(a)	Security is currently in default.
(b)	Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.
(c)	All or portion of the security is held as collateral for reverse repurchase agreements.
(d)	Participation interests were acquired through the financial institutions indicated parenthetically.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond	—	Capitalization Bond.
DCB	—	Debt Conversion Bond.
FLIRB	—	Front Loaded Interest Reduction Bond.

See Notes to the Schedule of Investments

Notes to the Schedule of Investments (unaudited)

Note 1.	Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Debt Fund Inc. (“Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end, investment management company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of emerging markets issuers located in emerging market countries. The Fund’s investments in debt securities of emerging market issuers will include dollar and non-dollar denominated (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations and other fixed income securities of foreign corporate issuers; (d) debt obligations of U.S. corporate issuers; (e) corporate debt securities issued by corporations that generate significant profits from emerging market countries; and (f) structured securities, including but not limited to, warrants, options and other derivatives, whose price is directly linked to emerging market securities or indices.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund’s assets, all securities and options for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

Notes to the Schedule of Investments (unaudited) (continued)

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.	Loan Participations/Assignments

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. At July 31, 2004, the total cost of the Fund’s loan participations was $13,281,673. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

Note 3.	Futures Contracts

The Fund may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell Short:
U.S. Treasury 10 Year Note	3,500	9/04	$378,337,155	$387,515,625	$9,178,470

Notes to the Schedule of Investments (unaudited) (continued)

Note 4.	Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that sure equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund. Transactions in reverse repurchase agreements for the Fund during the nine months ended July 31, 2004 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$186,255,029	1.151%	$243,754,556

Interest rates on reverse repurchase agreements ranged from 0.475% to 1.50% during the period ended July 31, 2004.

In addition, at July 31, 2004, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$50,375,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/19/04 bearing 1.400% to be repurchased at $51,090,045 on 2/18/05, collateralized by: $49,937,500 Russian Federation, 5.000% due 3/31/30	$50,375,000
30,750,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 5/12/04 bearing 1.000% to be repurchased at $31,061,771 on 5/12/05, collateralized by: $28,303,125 Federal Republic of Brazil C Bond, 8.000% due 4/15/14	30,750,000
27,125,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 5/12/04 bearing 1.000% to be repurchased at $31,061,771 on 5/12/05, collateralized by: $28,303,125 Federal Republic of Brazil C Bond, 12.250% due 3/6/30	27,125,000
23,300,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 7/2/04 bearing 1.500% to be repurchased at $23,654,354 on 7/2/05, collateralized by: $22,335,000 United Mexican States, Petroleos Mexicanos, 9.500% due 9/15/27	23,300,000

Notes to the Schedule of Investments (unaudited) (continued)

20,127,079	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 7/8/04 bearing 1.100% to be repurchased at $20,351,552 on 7/8/05, collateralized by: $16,981,875 Federal Republic of Brazil C Bond, 8.000% due 4/15/14	20,127,079
50,640,000	Reverse Repurchase Agreement with C.S. First Boston Corp., dated 7/16/04 bearing 1.400% to be repurchased at $51,358,807 on 7/16/05, collateralized by: $45,937,500 Russian Federation, 5.000% due 3/31/30	50,640,000
22,200,000	Reverse Repurchase Agreement with UBS Financial Services Inc., dated 7/13/04 bearing 1.000% to be repurchased at $22,425,083 on 7/13/05, collateralized by: $18,868,750 Federal Republic of Brazil C Bond, 8.000% due 4/15/14	22,200,000
	Total Reverse Repurchase Agreements (Cost $224,517,079)	$224,517,079

Note 5.	Credit and Market Risk

The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

At July 31, 2004, the Fund has a concentration of risk in sovereign debt of emerging market countries.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 28, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date September 28, 2004